DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill All Cap Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Research Opportunities Fund
Diamond Hill Global Fund
Diamond Hill Short Duration Total Return Fund
Diamond Hill Core Bond Fund
Diamond Hill Corporate Credit Fund
Diamond Hill High Yield Fund

Supplement dated December 17, 2019 to the Summary Prospectus for the Diamond Hill Research Opportunities Fund dated February 28, 2019, and to the Prospectus and Statement of Additional Information dated February 28, 2019, as amended

Summary Prospectus
Effective January 1, 2020, all references on page 3 to Jason Downey, CFA and Igor Golalic, CFA as co-portfolio managers of the Diamond Hill Research Opportunities Fund are removed.

Effective January 1, 2020, Micah Martin, CFA will be added as a co-portfolio manager of the Diamond Hill Research Opportunities Fund with significant responsibility for the day-to-day management of the fund’s portfolio. Mr. Martin has managed the fund since February 2017.

Prospectus
Effective January 1, 2020, all references on page 21 and page 50 to Jason Downey, CFA and Igor Golalic, CFA as co-portfolio managers of the Diamond Hill Research Opportunities Fund are removed. Micah Martin, CFA will be added as a co-portfolio manager of the Diamond Hill Research Opportunities Fund.

In addition, references to Mr. Golalic on page 51 are removed. The following information for Mr. Martin is added to page 51.

Mr. Martin has a Bachelor of Music degree from Cedarville University, a Master of Business Administration from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since June 2014. Mr. Martin currently serves as a Research Analyst for the Adviser, focusing on home builders, home products and home retailers. From 2008 to 2012, he was an English teacher in Beijing, China at The High School Affiliated to Beihang University and the Beijing National Day School.

Statement of Additional Information
Effective January 1, 2020, all references to Jason Downey, CFA and Igor Golalic, CFA as co-portfolio managers of the Diamond Hill Research Opportunities Fund are removed.

In the Other Portfolio Manager Information section on page 57, the table for Igor Golalic is deleted, and references to the Diamond Hill Research Opportunities Fund in the table for Jason Downey are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE